LONG-TERM INVESTMENTS (Details) £ in Millions, shares in Millions, CAD in Millions	1 Months Ended					12 Months Ended
	Nov. 30, 2015 GBP (£)	Nov. 30, 2015 GBP (£) item	Nov. 30, 2015 GBP (£) mi	Nov. 30, 2015 GBP (£) km	Nov. 30, 2015 GBP (£) MW	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD shares	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 CAD	Nov. 30, 2015 CAD	Nov. 04, 2015	Jul. 01, 2014
LONG TERM INVESTMENTS
Long term investments							CAD 5,408		CAD 7,008
Goodwill							742		885
Amortizable assets							494		568
Dividends received						CAD 719	564
Income statement of unconsolidated equity investments
Revenues						1,557	1,790
Commodity costs						(369)	(661)
Operating and administrative expense						(376)	(444)
Depreciation and amortization						(274)	(232)
Other income/(expense)						4	(1)
Interest expense						(67)	(84)
Earnings before income taxes						475	368
Balance sheet of unconsolidated equity investments
Current assets							472		389
Property, plant and equipment, net							5,214		6,602
Deferred amounts and other assets							34		40
Intangible assets, net							77		64
Goodwill							742		885
Current liabilities							(712)		(500)
Long-term debt							(811)		(854)
Other long-term liabilities							(85)		(167)
Net assets							4,931		CAD 6,459
Preference shares | Minimum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)								4.30%	4.30%
Preference shares | Maximum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)								4.40%	4.40%
Southern Access Extension Project
LONG TERM INVESTMENTS
Ownership Interest (as a percent)												65.00%
Balance sheet of unconsolidated equity investments
Ownership percent sold												35.00%
Southern Access Extension Project | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								65.00%	65.00%
Equity Investments							263		CAD 713
Seaway Crude Pipeline System | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								50.00%	50.00%
Equity Investments							2,782		CAD 3,251
Offshore - various joint ventures | Gas Pipelines And Processing
LONG TERM INVESTMENTS
Equity Investments							429		CAD 479
Offshore - various joint ventures | Gas Pipelines And Processing | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								22.00%	22.00%
Offshore - various joint ventures | Gas Pipelines And Processing | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								74.30%	74.30%
Rampion Offshore Wind Project
LONG TERM INVESTMENTS
Ownership Interest (as a percent)	24.90%	24.90%	24.90%	24.90%	24.90%					24.90%	24.90%
Balance sheet of unconsolidated equity investments
Wind project capacity | MW					400
Distance off the shore from the UK Sussex coast			8	13
Estimated aggregate amount of investment	£ 370.0	£ 370.0	£ 370.0	£ 370.0	£ 370.0					CAD 750
Amount of investment								£ 96.9	CAD 201
Power purchase agreement period	15 years
Total number of investors | item		3
Rampion Offshore Wind Project | UK Green Investment Bank plc
LONG TERM INVESTMENTS
Ownership Interest (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%					25.00%
Rampion Offshore Wind Project | E.ON Climate And Renewables UK Limited
LONG TERM INVESTMENTS
Ownership Interest (as a percent)	50.10%	50.10%	50.10%	50.10%	50.10%					50.10%
Rampion Offshore Wind Project | Green Power and Transmission
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								24.90%	24.90%
Equity Investments									CAD 201
Vector Pipeline | Gas Pipelines And Processing
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								60.00%	60.00%
Equity Investments							141		CAD 159
Aux Sable | Gas Pipelines And Processing
LONG TERM INVESTMENTS
Equity Investments							311		CAD 344
Aux Sable | Gas Pipelines And Processing | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								42.70%	42.70%
Aux Sable | Gas Pipelines And Processing | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								50.00%	50.00%
Alliance Pipeline | Gas Pipelines And Processing
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								50.00%	50.00%
Equity Investments							374		CAD 427
Texas Express Pipeline | Gas Pipelines And Processing
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								35.00%	35.00%
Equity Investments							442		CAD 515
Enbridge Rail (Philadelphia) L.L.C. | Liquids Pipelines
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								75.00%	75.00%
Equity Investments							7		CAD 168
Emerging Technologies and Other | Green Power and Transmission
LONG TERM INVESTMENTS
Other Long-Term Investments							55		54
Enbridge Insurance (Barbados Oil) Limited | Eliminations and Other
LONG TERM INVESTMENTS
Other Long-Term Investments							23		35
Enbridge (U.S.) Inc. | Eliminations and Other
LONG TERM INVESTMENTS
Other Long-Term Investments							29		35
Other Equity Investments | Liquids Pipelines
LONG TERM INVESTMENTS
Equity Investments							58		CAD 69
Other Equity Investments | Liquids Pipelines | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								30.00%	30.00%
Other Equity Investments | Liquids Pipelines | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								43.90%	43.90%
Other Equity Investments | Gas Pipelines And Processing
LONG TERM INVESTMENTS
Equity Investments							10		CAD 12
Other Equity Investments | Gas Pipelines And Processing | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								33.30%	33.30%
Other Equity Investments | Gas Pipelines And Processing | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								70.00%	70.00%
Other Equity Investments | Green Power and Transmission
LONG TERM INVESTMENTS
Equity Investments							92		CAD 94
Other Equity Investments | Green Power and Transmission | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								24.90%	24.90%
Other Equity Investments | Green Power and Transmission | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								50.00%	50.00%
Other Equity Investments | Eliminations and Other
LONG TERM INVESTMENTS
Equity Investments							22		CAD 27
Other Long-Term Investments							CAD 47		CAD 66
Other Equity Investments | Eliminations and Other | Minimum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								19.00%	19.00%
Other Equity Investments | Eliminations and Other | Maximum
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								21.00%	21.00%
Noverco | Common shares
LONG TERM INVESTMENTS
Ownership Interest (as a percent)							38.90%	38.90%	38.90%
Balance sheet of unconsolidated equity investments
Ownership interest (as a percent)							3.60%	3.60%	3.60%
Number of shares sold through secondary offering | shares							1.3
Indirect pro-rata interest of the entity in the shares of the entity (as a percent)							1.40%	1.40%	1.40%
Amount reduced from equity investment and shareholder's equity by the reciprocal shareholding						CAD 83	CAD 83
Noverco | Common shares | Gas Distribution
LONG TERM INVESTMENTS
Ownership Interest (as a percent)								38.90%	38.90%
Noverco | Preference shares
Balance sheet of unconsolidated equity investments
Cumulative dividends per share calculation, maturity period of Government of Canada bond						10 years
Noverco | Preference shares | Minimum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)								4.30%	4.30%
Noverco | Preference shares | Maximum
LONG TERM INVESTMENTS
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)								4.40%	4.40%
Noverco | Preference shares | Gas Distribution
LONG TERM INVESTMENTS
Other Long-Term Investments							CAD 323		CAD 359